UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: _5/31/14

Item 1. Reports to Stockholders.

MAY 31, 2014

ANNUAL REPORT

A series of Franklin ETF Trust

FIXED INCOME

Franklin Short Duration U.S. Government ETF

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Contents
Annual Report		Financial Statements	13
Franklin Short Duration		Notes to Financial Statements	16
U.S. Government ETF	1	Report of Independent Registered
Performance Summary	5	Public Accounting Firm	26
Your Fund’s Expenses	7	Tax Information	27
Financial Highlights and		Board Members and Officers	28
Statement of Investments	9	Shareholder Information	33

Annual Report

Franklin Short Duration U.S. Government ETF

Your Fund’s Goal and Main Investments: Franklin Short Duration U.S. Government ETF seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital, by investing at least 80% of net assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 The Fund targets an estimated average portfolio duration of three years or less.

Performance data represent past
performance, which does not guar-
antee future results. Investment
return and principal value will fluc-
tuate, and you may have a gain or
loss when you redeem or sell your
shares. Current performance may
differ from figures shown. Please
visit etf.franklintempleton.com or
call (800) 342-5236 for most
recent month-end performance.

We are pleased to bring you Franklin Short Duration U.S. Government ETF’s inaugural annual report for the period since inception on November 4, 2013, through May 31, 2014.

Performance Overview

For the period under review, Franklin Short Duration U.S. Government ETF delivered cumulative total returns of +0.82% based on market price and +1.08% based on net asset value. In comparison, the Barclays U.S. Government Index: 1-3 Year Component produced a +0.75% total return for the same period.2, 3

Economic and Market Overview

The U.S. economy continued to show signs of recovery during the period ended May 31, 2014, especially in the latter part of 2013, underpinned by consumer and business spending and rising inventories. Despite abnormally cold weather that led to a contraction in economic activity in the first quarter of 2014, economic indicators were still broadly supportive of recovery at period-end.

Annual Report | 1

Portfolio Breakdown*
5/31/14
% of Total
Investments
Agency ARMs	53.8%
U.S. Agencies	27.3%
U.S. Treasuries	11.9%
TIPS	1.7%
Fixed-Rate MBS	4.9%
Short-Term Investments	0.4%

*Portfolio Breakdown figures are stated as a percentage
of total and may not equal 100% or may be negative
due to rounding, use of any derivatives, unsettled trades
or other factors.

Dividend Distributions*
11/4/13–5/31/14
Dividend per
Month	Share (cents)
November	11.690
December	15.590
January	15.550
February	14.780
March	18.560
April	17.340
May	16.915
Total	$1.10425

*All Fund distributions will vary depending upon
current market conditions, and past distributions
are not indicative of future trends.

Manufacturing activity expanded during the period under review, despite a slowdown in early 2014. Retail sales followed no clear trend, but they experienced a sharp rebound in March 2014, aided by improved weather. The housing market had some weather-related weakness early in 2014 as home sales abated, but home prices were higher than a year ago. The unemployment rate declined to 6.3% in May 2014 from 7.0% in November 2013.4 Although inflation picked up slightly toward the end of the period, it remained below the U.S. Federal Reserve Board’s (Fed’s) 2.0% target.

In October 2013, the federal government temporarily shut down after Congress reached a budget impasse. However, Congress passed a spending bill in January to fund the federal government though September 2014. Congress then approved suspension of the debt ceiling until March 2015.

Long-term Treasury yields rose late in 2013 as the Fed announced it would reduce its bond purchases $10 billion a month beginning in January 2014 while keeping interest rates low. However, yields generally declined through period-end as investors shifted from emerging market assets to less risky assets because of concerns over emerging market growth prospects and the potential impact of the Fed’s reductions to its asset-purchase program. Although economic data in early 2014 were soft, Fed Chair Janet Yellen kept the pace of asset-purchase tapering intact in the March meeting, while adopting a more qualitative approach to rate-hike guidance. However, the Fed remained committed to keeping interest rates low for a considerable time even after the asset-purchase program ends, depending on inflation and employment trends.

The 10-year Treasury yield rose from 2.63% at the beginning of the period to a high of 3.04% on December 31, 2013, mainly because of an improved economic environment and market certainty about the Fed’s plans. However, the yield declined to 2.48% at period-end largely because of subdued economic data, increasing political tension in Ukraine and lower Treasury issuance.

Investment Strategy

We invest predominantly in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. We analyze securities using proprietary and nonproprietary research to help us identify attractive investment opportunities, primarily from across multiple investment grade debt sectors, including

2 | Annual Report

government and government agency debt securities, Treasury Inflation-Protected Securities (TIPS), adjustable rate mortgages (ARMs) and mortgage-backed securities (MBS). When making investment decisions, we evaluate key factors including interest rates, inflation and risk premiums. Through a short duration portfolio, we seek to position the Fund to be less affected by interest rate changes than a fund with a longer duration. In addition, we may use interest

What is a futures contract?
A futures contract is an agreement
between the Fund and a counterparty
made through a U.S. or foreign futures
exchange to buy or sell an asset for a
specific price on a future date.

rate-related derivative transactions, such as interest rate, bond, U.S. Treasury and fixed income futures contracts to obtain net long or short exposures to selected interest rates or durations. Unlike many exchange traded funds (ETFs) designed to replicate the performance of a specified index, the Fund is an actively managed ETF.

Manager’s Discussion

During the period, the Fund’s exposure to agency adjustable and fixed-rate mortgages contributed to performance as mortgages generally outperformed similar-duration U.S. Treasuries. The Fund’s focus on seasoned, shorter-maturity, high-quality ARMs that tend to be less sensitive to interest rate changes helped performance as prepayment rates remained subdued. Allocations to agency debentures and TIPS were also positive contributors. In contrast, the Fund’s yield curve positioning hurt results.

The Fund invested in U.S. Treasuries, agency debentures, agency mortgage pass-through securities and other U.S. government-related bonds and cash investments. We looked for valuations we considered attractive within lower interest rate risk government bond markets. We used U.S. Treasury futures contracts for duration management.

In our view, agency mortgages were fully valued at period-end. Questions remained about the demand source for agency MBS after the Fed ends its buying program, which we believe could occur by the end of 2014. We questioned the strength of demand from banks, mortgage real estate investment trusts, overseas investors and domestic money managers amid current market conditions and spread levels. Although the recent decline in gross issuance may continue to contribute to somewhat tighter spreads, we feel recent spreads were too tight and did not adequately compensate investors for the risks. As interest rates and mortgage rates have moved higher, actual prepayment levels have declined.

Annual Report | 3

Thank you for your participation in Franklin Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

1. Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.

2. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

3. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

4. Source: Bureau of Labor Statistics.

4 | Annual Report

Performance Summary as of 5/31/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, total returns would be lower. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the redemption or sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

FTSD Share Prices
			5/31/14	11/4/13		Change
Net Asset Value (NAV)			$99.98	$100.34		-$0.36
Market Price (NYSE)			$100.04	$100.32		-$0.28

Distributions
		Dividend Income
(11/4/13-5/31/14)			$1.10425

Performance[1]

					Average Annual
	Cumulative			Average Annual	Total Return		Total Annual
	Total Return[2]			Total Return[2]	(6/30/14)[3]		Operating Expenses[4]
	Based on	Based on	Based on	Based on	Based on	Based on
	NAV[5]	Market Price[6]	NAV[5]	Market Price[6]	NAV[5]	Market Price[6]	(with waiver)	(without waiver)
							0.30%	0.46%
Since Inception
(11/4/13)	+1.08	+0.82%	+1.08	+0.82%	+1.15%	+1.03%

		Distribution		30-Day Standardized Yield[8]
		Rate[7]	(with waiver)	(without waiver)
		2.03%	1.08%	0.72%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you redeem or sell your shares. Current performance may differ from figures shown. Please visit etf.franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Annual Report | 5

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the fund’s net asset value, trading price and yield. Bond prices, and thus a fund’s net asset value and trading price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s net asset value and trading price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value.
ETFs trade like stocks, fluctuate in market value and may trade at prices above or below the ETF’s net asset values. Brokerage commissions and ETF expenses will reduce returns. The Fund is actively managed but the manager’s investment decisions may not achieve the desired results. The Fund’s prospectus also includes a discussion of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through at least 5/31/15 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, unless otherwise noted; without these reductions, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Returns since inception have not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter. Returns since inception have not been annualized.
4. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
5. Assumes reinvestment of distributions based on net asset value.
6. Assumes reinvestment of distributions based on market price.
7. Distribution rate is based on an annualization of the 16.915 cent per share May dividend and the NAV of $99.98 per share on 5/31/14.
8. The 30-day standardized yield for the 30 days ended 5/31/14 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements. The 30-day standard-
ized yield, with and without waiver, is calculated at net asset value.
9. Source: © 2014 Morningstar. The Barclays U.S. Government Index: 1-3 Year Component includes public obligations of the U.S. Treasury with at least one year up to, but not including, three years to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.
10. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.

6 | Annual Report

Your Fund’s Expenses

Franklin Short Duration U.S. Government ETF

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including brokerage commissions on purchases and sales of Fund shares; and
  Ongoing Fund costs, including management fees and other Fund expenses. All ETFs have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other ETFs. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,000 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison Purposes

Information on the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other ETFs. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other ETFs.

Annual Report | 7

Your Fund’s Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/13	Value 5/31/14	Period* 12/1/13–5/31/14
Actual	$1,000.00	$1,004.60	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.51

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 0.30%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

8 | Annual Report

Franklin ETF Trust
Financial Highlights

Franklin Short Duration U.S. Government ETF
Period Ended
May 31, 2014[a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of the period	$100.00
Income from investment operations[b]:
Net investment income[c]	0.81
Net realized and unrealized gains (losses)	0.27
Total from investment operations	1.08
Less distributions from net investment income	(1.10)
Net asset value, end of period	$99.98
Market value, end of period	$100.04

Total return (based on net asset value per share)[d]	1.08%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.61%
Expenses net of waiver and payments by affiliates	0.30%
Net investment income (loss)	1.42%

Supplemental data
Net assets, end of period (000’s)	$27,595
Portfolio turnover rate	98.35%
Portfolio turnover rate excluding mortgage dollar rolls[f]	64.98%

aFor the period November 4, 2013 (commencement of operations) to May 31, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and repurchase of creation unit Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. For the period ended May 31, 2014, the market value total return was 0.82%. Market value total return is calculated assuming an initial investment at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period.
eRatios are annualized for periods less than one year.
fSee Note 1(d) regarding mortgage dollar rolls.

Annual Report | The accompanying notes are an integral part of these financial statements. | 9

Franklin ETF Trust

Statement of Investments, May 31, 2014

Franklin Short Duration U.S. Government ETF	Principal Amount	Value
U.S. Government and Agency Securities 42.8%
[a] Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	$275,000	$308,753
FHLB, 3.125%, 3/11/16	1,000,000	1,049,262
FHLB, 5.375%, 5/18/16	975,000	1,069,062
FHLMC, 0.50%, 5/13/16	750,000	751,983
FHLMC, 2.00%, 8/25/16	750,000	777,035
FHLMC, 5.25%, 4/18/16	425,000	464,141
FHLMC, senior bond, 4.75%, 1/19/16	250,000	268,519
FHLMC, senior bond, 5.00%, 4/18/17	250,000	278,691
FNMA, 0.375%, 7/05/16	1,000,000	998,960
FNMA, 5.00%, 2/13/17	500,000	557,343
FNMA, senior note, 4.375%, 10/15/15	500,000	528,512
Overseas Private Investment Corp., Strip, 11/18/15	250,000	250,745
TVA, 5.50%, 7/18/17	500,000	570,173
U.S. Treasury Note,
0.375%, 11/15/15	600,000	601,500
1.00%, 8/31/16	475,000	480,715
1.50%, 6/30/16 - 7/31/16	1,735,000	1,774,628
1.75%, 5/31/16	550,000	565,082
[b] Index Linked, 0.125%, 4/15/16	492,435	505,573
Total U.S. Government and Agency Securities (Cost $11,855,413)		11,800,677
Mortgage-Backed Securities 61.3%
[c] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 21.9%
FHLMC, 1.936%, 4/01/37	101,797	106,555
FHLMC, 1.972%, 3/01/35	660,550	689,134
FHLMC, 2.10%, 8/01/33	179,658	189,610
FHLMC, 2.165%, 8/01/34	790,874	830,483
FHLMC, 2.166%, 4/01/28	228,715	233,821
FHLMC, 2.183%, 4/01/36	329,019	347,075
FHLMC, 2.285%, 1/01/38	110,987	117,873
FHLMC, 2.313%, 1/01/36	72,220	76,608
FHLMC, 2.35%, 10/01/33	41,258	43,956
FHLMC, 2.366%, 1/01/35	30,961	32,892
FHLMC, 2.368%, 9/01/36	267,414	284,320
FHLMC, 2.375%, 11/01/33	105,221	112,001
FHLMC, 2.375%, 3/01/34	54,550	58,182
FHLMC, 2.38%, 12/01/36	161,281	171,715
FHLMC, 2.404%, 6/01/37	342,580	364,276
FHLMC, 2.407%, 4/01/37	158,953	169,493
FHLMC, 2.442%, 1/01/36	44,278	47,144
FHLMC, 2.445%, 3/01/35	58,303	62,325
FHLMC, 2.447%, 6/01/41	743,492	795,171
FHLMC, 2.472%, 1/01/36	122,831	131,403
FHLMC, 2.493%, 9/01/35	401,854	428,315
FHLMC, 2.534%, 11/01/33	178,214	190,522
FHLMC, 3.395%, 5/01/34	55,737	57,908
FHLMC, 5.04%, 7/01/34	395,921	410,600
FHLMC, 5.042%, 9/01/34	39,587	41,586
FHLMC, 5.097%, 7/01/34	47,573	50,111
		6,043,079

10 | Annual Report

Franklin ETF Trust

Statement of Investments, May 31, 2014 (continued)

Franklin Short Duration U.S. Government ETF	Principal Amount	Value
Mortgage-Backed Securities (continued)
[c] Federal National Mortgage Association (FNMA) Adjustable Rate 34.3%
FNMA, 1.885%, 2/01/33	$259,367	$273,576
FNMA, 1.916%, 3/01/35	771,464	812,293
FNMA, 2.074%, 6/01/35	226,167	239,380
FNMA, 2.084%, 9/01/35	235,627	247,847
FNMA, 2.16%, 2/01/35	245,186	263,800
FNMA, 2.171%, 12/01/33	394,866	420,503
FNMA, 2.21%, 3/01/35	621,035	658,066
FNMA, 2.254%, 9/01/35	290,179	309,202
FNMA, 2.31%, 9/01/35	389,707	413,685
FNMA, 2.311%, 1/01/38	791,605	846,820
FNMA, 2.332%, 3/01/36	257,163	272,851
FNMA, 2.343%, 7/01/35	617,041	659,076
FNMA, 2.359%, 8/01/39	36,513	38,903
FNMA, 2.37%, 4/01/34	228,233	243,087
FNMA, 2.372%, 9/01/35	287,177	307,427
FNMA, 2.375%, 10/01/33	406,474	431,851
FNMA, 2.375%, 3/01/35	316,113	339,729
FNMA, 2.381%, 7/01/35	470,900	499,806
FNMA, 2.457%, 8/01/36	439,258	469,613
FNMA, 2.461%, 5/01/35	557,724	592,512
FNMA, 2.462%, 1/01/37	190,964	203,967
FNMA, 2.478%, 6/01/35	183,238	197,218
FNMA, 2.513%, 9/01/36	229,903	245,821
FNMA, 2.577%, 8/01/37	276,302	294,984
FNMA, 3.018%, 3/01/36	96,774	103,243
FNMA, 5.135%, 11/01/34	72,389	77,287
FNMA, 5.525%, 9/01/37	3,720	4,008
		9,466,555

Federal National Mortgage Association (FNMA) Fixed Rate 5.1%
[d] FNMA, 3.00%, 6/15/29	625,000	649,805
[d] FNMA, 3.50%, 6/15/29	720,000	761,400
		1,411,205
Total Mortgage-Backed Securities (Cost $16,769,121)		16,920,839
Total Investments before Short Term Investments (Cost $28,624,534)		28,721,516

	Shares
Short Term Investments (Cost $114,546) 0.4%
Money Market Funds 0.4%
[e,f] Institutional Fiduciary Trust Money Market Portfolio	114,546	114,546
Total Investments (Cost $28,739,080) 104.5%		28,836,062
Other Assets, less Liabilities (4.5)%		(1,240,801)
Net Assets 100.0%		$27,595,261

Annual Report | 11

Franklin ETF Trust

Statement of Investments, May 31, 2014 (continued)

Franklin Short Duration U.S. Government ETF

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At May 31, 2014, the value of this security was $308,753, representing 1.12% of net assets.
bPrincipal amount of security is adjusted for inflation. See Note 1(f).
cThe coupon rate shown represents the rate at period end.
dA portion or all of the security purchased on a to-be-announced (TBA) basis. See Note 1(b).
eSee Note 3(c) regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
fNon-income producing.

At May 31, 2014, the Fund had the following financial futures contracts outstanding. See Note 1(c).

Financial Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 10 Yr. Note	Short	7	$878,609	9/19/14	$858	$—
U.S. Treasury 30 Yr. Bond	Short	6	824,813	9/19/14	1,719	—
Net unrealized appreciation (depreciation)					$2,577

See Abbreviations on page 25.

12 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin ETF Trust

Financial Statements

Statement of Assets and Liabilities
May 31, 2014

Franklin
Short Duration
U.S. Government ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$28,624,534
Cost – Sweep Money Fund (Note 3c)	114,546
Total cost of investments	$28,739,080
Value – Unaffiliated issuers	$28,721,516
Value – Sweep Money Fund (Note 3c)	114,546
Total value of investments	28,836,062
Cash	1,859
Receivables:
Investment securities sold	99,418
Affiliates	10,353
Interest	106,815
Due from brokers	22,181
Variation margin	2,078
Total assets	29,078,766
Liabilities:
Payables:
Investment securities purchased	1,406,942
Distributions to shareholders	46,685
Accrued expenses and other liabilities	29,878
Total liabilities	1,483,505
Net assets, at value	$27,595,261
Net assets consist of:
Paid-in capital	$27,612,208
Undistributed net investment income (distributions in excess of net investment income)	(761)
Net unrealized appreciation (depreciation)	99,559
Accumulated net realized gain (loss)	(115,745)
Net assets, at value	$27,595,261
Shares outstanding	276,000
Net asset value per share	$99.98

Annual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin ETF Trust

Financial Statements (continued)

Statement of Operations
for the period ended May 31, 2014[a]

Franklin
Short Duration
U.S. Government ETF
Investment income:
Interest	$326,136
Paydown gain (loss)	(60,265)
Total investment income	265,871
Expenses:
Management fees (Note 3a)	46,501
Transfer agent fees	3,856
Custodian fees (Note 4)	140
Reports to shareholders	7,500
Registration and filing fees	7,658
Professional fees	20,099
Pricing fees	8,900
Other	90
Total expenses	94,744
Expenses waived/paid by affiliates (Note 3c and 3d)	(48,243)
Net expenses	46,501
Net investment income	219,370
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	10,653
Futures contracts	(44,665)
Net realized gain (loss)	(34,012)
Net change in unrealized appreciation (depreciation) on investments	99,559
Net realized and unrealized gain (loss)	65,547
Net increase (decrease) in net assets resulting from operations	$284,917

[a]For the period November 4, 2013 (commencement of operations) to May 31, 2014.

14 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin ETF Trust

Financial Statements (continued)

Statement of Changes in Net Assets

Franklin
Short Duration
U.S. Government ETF
Period Ended
May 31, 2014[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$219,370
Net realized gain (loss) from investments and futures contracts	(34,012)
Net change in unrealized appreciation (depreciation) on investments	99,559
Net increase (decrease) in net assets resulting from operations	284,917
Distributions to shareholders from net investment income	(301,864)
Capital share transactions (Note 2)	27,612,208
Net increase (decrease) in net assets	27,595,261
Net assets:
End of period	$27,595,261
Undistributed net investment income (distributions in excess of net investment income):
End of period	$(761)

[a]For the period November 4, 2013 (commencement of operations) to May 31, 2014.

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin ETF Trust

Notes to Financial Statements

Franklin Short Duration U.S. Government ETF

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin ETF Trust (Trust) was organized as a Delaware statutory trust on June 1, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Short Duration U.S. Government ETF (Fund). The Trust had no operations prior to its effective date November 4, 2013, other than matters relating to its organization as an open-end management investment company with the Securities and Exchange Commission (SEC), and the sale and issuance of 1,000 shares of the Fund to Franklin Resources, Inc., in exchange for a contribution of $100,000. The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Investments in open-end mutual funds are valued at the closing net asset value.

16 | Annual Report

Franklin ETF Trust

Notes to Financial Statements (continued)

Franklin Short Duration U.S. Government ETF

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Annual Report | 17

Franklin ETF Trust

Notes to Financial Statements (continued)

Franklin Short Duration U.S. Government ETF

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable on the Statement of Assets and Liabilities.

See Note 7 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of May 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are

18 | Annual Report

Franklin ETF Trust

Notes to Financial Statements (continued)

Franklin Short Duration U.S. Government ETF

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Security Transactions, Investment Income, Expenses and Distributions (continued)

included in interest income. Paydown gains and losses are recorded separately on the Statement of Operations. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

Shares of the Fund are issued and redeemed at their respective net asset value (NAV) only in blocks of 25,000 shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund shares will be based on the

Annual Report | 19

Franklin ETF Trust

Notes to Financial Statements (continued)

Franklin Short Duration U.S. Government ETF

2. SHARES OF BENEFICIAL INTEREST (continued)

price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the period ended May 31, 2014, all Creation Unit transactions were made in cash.

For Creation Unit transactions, a transaction fee of $500 is charged to offset the transfer and other transaction costs associated with the issuance or redemption of Creation Units. The Creation Unit transaction fee is charged to the Authorized Participant that is transacting in Creation Units regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant.

In addition, for cash Creation Unit transactions, a variable fee of up to 3.00% for creation transactions and 2.00% for redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. During the period no variable fees were charged.

At May 31, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Period Ended
	May 31, 2014[a]
	Shares	Amount
Shares sold	276,000	$27,612,208

aFor the period November 4, 2013 (commencement of operations) to May 31, 2014.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.30% per year of the average daily net assets of the Fund.

20 | Annual Report

Franklin ETF Trust

Notes to Financial Statements (continued)

Franklin Short Duration U.S. Government ETF

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund, as noted on the Statement of Operations.

d. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses) of the Fund do not exceed 0.30% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until May 31, 2015.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended May 31, 2014, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains.

At May 31, 2014, the Fund had capital loss carryforwards as follows:

Capital loss carryforwards not subject to expiration:
Short term	$76,470
Long term	25,253
Total capital loss carryforwards	$101,723

Annual Report | 21

Franklin ETF Trust

Notes to Financial Statements (continued)

Franklin Short Duration U.S. Government ETF

5. INCOME TAXES (continued)

The tax character of distributions paid during the period ended May 31, 2014, was as follows:

Distributions paid from ordinary income

$301,864

At May 31, 2014, the cost of investments, net unrealized appreciation (depreciation) and ordinary undistributed income for income tax purposes were as follows:

Cost of investments	$28,751,011

Unrealized appreciation	$181,792
Unrealized (depreciation)	(96,741)
Net unrealized appreciation	$85,051

Distributable earnings – undistributed ordinary income	$46,410

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended May 31, 2014, aggregated $56,776,293 and $28,082,847, respectively.

7. OTHER DERIVATIVE INFORMATION

At May 31, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value		Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount		Liabilities Location	Amount
Interest rate contracts	Variation margin / Net assets			Net assets consist of - net
	consist of – net unrealized			unrealized appreciation
	appreciation (depreciation)	$4,655	[a]	(depreciation)	$—

aIncludes cumulative appreciation (depreciation) of futures contracts as reported separately in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

22 | Annual Report

Franklin ETF Trust

Notes to Financial Statements (continued)

Franklin Short Duration U.S. Government ETF

7. OTHER DERIVATIVE INFORMATION (continued)

For the period ended May 31, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Change in
Unrealized
Derivative Contracts		Realized	Appreciation
Not Accounted for as	Statement of Operations	Gain (Loss)	(Depreciation)
Hedging Instruments	Locations	for the Period	for the Period
Interest rate contracts	Net realized gain (loss) from futures
contracts / Net change in unrealized
	appreciation (depreciation) on investments	$(44,665)	$2,577

For the period ended May 31, 2014, the average month end fair value of derivatives represented less than 0.01% of average month end net assets. The average month end number of open derivative contracts for the period was 12.

See Note 1(c) regarding derivative financial instruments.

8. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Annual Report | 23

Franklin ETF Trust

Notes to Financial Statements (continued)

Franklin Short Duration U.S. Government ETF

8.	FAIR VALUE MEASUREMENTS (continued)
A	summary of inputs used as of May 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$11,800,677	$—	$11,800,677
Mortgage-Backed Securities	—	16,920,839	—	16,920,839
Short Term Investments	114,546	—	—	114,546
Total Investments in Securities	$114,546	$28,721,516	$—	$28,836,062
Other Financial Instruments:
Financial Futures Contracts	$2,577	$—	$—	$2,577

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

24 | Annual Report

Franklin ETF Trust

Notes to Financial Statements (continued)

Franklin Short Duration U.S. Government ETF

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

FHLB	-	Federal Home Loan Bank
TVA	-	Tennessee Valley Authority

Annual Report | 25

Franklin ETF Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Short Duration U.S. Government ETF

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Short Duration U.S. Government ETF (the “Fund”) at May 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for the period November 4, 2013 (commencement of operations) through May 31, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2014 by correspondence with the custodian, transfer agent and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
July 18, 2014

26 | Annual Report

Franklin ETF Trust

Tax Information (unaudited)

Franklin Short Duration U.S. Government ETF

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $300,019 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended May 31, 2014.

Annual Report | 27

Franklin ETF Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Harris J. Ashton (1932)	Trustee	Since 2012	138	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Sam Ginn (1937)	Trustee	Since 2012	112	ICO Global Communications
One Franklin Parkway				(Holdings) Limited (satellite company)
San Mateo, CA 94403-1906				(2006-2010), Chevron Corporation
(global energy company) (1989-2009),
Hewlett-Packard Company (technology
company) (1996-2002), Safeway, Inc.
(grocery retailer) (1991-1998) and
TransAmerica Corporation (insurance
company) (1989-1999).
Principal Occupation During at Least the Past 5 Years:
Private investor; Chairman, First Responder Network Authority (FirstNet) (interoperable wireless broadband network) (2012-present); and
formerly, Chairman of the Board, Vodafone AirTouch, PLC (wireless company) (1999-2000); Chairman of the Board and Chief Executive
Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company)
(1988-1994).

Edith E. Holiday (1952)	Trustee	Since 2012	138	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas), H.J. Heinz
San Mateo, CA 94403-1906				Company (processed foods and
allied products) (1994-2013), RTI
International Metals, Inc. (manufac-
ture and distribution of titanium),
Canadian National Railway (railroad)
and White Mountains Insurance
Group, Ltd. (holding company).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet
(1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary
for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

28 | Annual Report

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
J. Michael Luttig (1954)	Trustee	Since 2012	138	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932)	Trustee	Since 2012	138	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (until 1987).

Larry D. Thompson (1945)	Trustee	Since 2012	138	Cbeyond, Inc. (business communi-
One Franklin Parkway				cations provider) (2010-2012), The
San Mateo, CA 94403-1906				Southern Company (energy company)
				(2010-2012) and Graham Holdings
				Company (formerly, The Washington
				Post Company) (education and media
				organization).
Principal Occupation During at Least the Past 5 Years:
Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-present);
and formerly, John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011-2012); Senior Vice President –
Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004);
Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee and Lead	112	None
One Franklin Parkway	Independent	Independent
San Mateo, CA 94403-1906	Trustee	Trustee since
		2012
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Annual Report | 29

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
**Gregory E. Johnson (1961)	Trustee	Since 2012	148	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director, President and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; and Chairman, Investment Company Institute.

**Rupert H. Johnson, Jr. (1940)	Chairman of	Chairman of the	138	None
One Franklin Parkway	the Board and	Board and Trustee
San Mateo, CA 94403-1906	Trustee	since June 2013
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Director, Fund Accounting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton
Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

30 | Annual Report

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Steven J. Gray (1955)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Deputy Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; and officer of 46 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962)	President and	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Fiduciary Trust International of the South; Vice
President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton
Investments.

Annual Report | 31

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Craig S. Tyle (1960)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
** Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc.
(Resources), which is the parent company of the Trust’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective June 13, 2013, Charles B. Johnson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a
Member and Chairman of the Fund’s Audit Committee since 2012. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an under-
standing of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may download the SAI at etf.franklintempleton.com or call (800) DIAL BEN/342-5236 to request the SAI.

Franklin ETF Trust

Shareholder Information

Franklin Short Duration U.S. Government ETF

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at etf.franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at etf.franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at etf.franklintempleton.com.

Annual Report | 33

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report

Franklin Short Duration U.S. Government ETF

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
etf.franklintempleton.com

Investor Services
Transfer Agent
BNY Mellon
(855) 231-1706
111 Sanders Creek Parkway
East Syracuse, NY 13057

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.

FTSD A 07/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $28,277 for the fiscal year ended May 31, 2014.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $8 for the fiscal year ended May 31, 2014.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $159,728 for the fiscal year ended May 31, 2014. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $159,736 for the fiscal year ended May 31, 2014.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date July 28, 2014

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and Chief Accounting Officer

Date July 28, 2014